Related parties (Tables)	12 Months Ended
Nov. 30, 2024
Related party transactions [abstract]
Summary of key management personnel compensation comprises
Key management personnel compensation comprises:

	2024	2023	2022

Short-term employee benefits	$3,532	$3,259	$3,191

Post-employment benefits	91	95	86

Share-based compensation	2,658	1,355	2,078

	$6,281	$4,709	$5,355